Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	£ 1,000.7	£ 896.4
Charge for the year	165.1	166.9	£ 151.2
Impairment charges included within restructuring costs	55.8
Ending balance	828.5	1,000.7	896.4
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,922.9	1,720.9
Additions	177.2	208.4
New acquisitions	0.8	1.3
Disposals	(302.5)	(182.6)
Exchange adjustments	181.9	(174.9)
Ending balance	1,616.5	1,922.9	1,720.9
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(922.2)	(824.5)
Charge for the year	165.1	166.9
Impairment charges included within restructuring costs	55.8	9.8
Disposals	287.6	173.0
Exchange adjustments	(67.5)	94.0
Ending balance	(788.0)	(922.2)	(824.5)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	40.0	43.2
Ending balance	11.9	40.0	43.2
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	40.0	43.2
Additions	3.5	13.8
New acquisitions	0.0	0.0
Disposals	0.0	(0.1)
Exchange adjustments	31.6	16.9
Ending balance	11.9	40.0	43.2
Land | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	0.0
Charge for the year	0.0	0.0
Impairment charges included within restructuring costs	0.0	0.0
Disposals	0.0	0.0
Exchange adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Freehold buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	90.5	58.7
Ending balance	31.7	90.5	58.7
Freehold buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	92.5	61.4
Additions	3.3	0.1
New acquisitions	0.0	0.0
Disposals	0.0	(8.3)
Exchange adjustments	61.5	(39.3)
Ending balance	34.3	92.5	61.4
Freehold buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2.0)	(2.7)
Charge for the year	1.0	0.7
Impairment charges included within restructuring costs	0.0	0.0
Disposals	0.2	1.7
Exchange adjustments	(0.2)	0.3
Ending balance	(2.6)	(2.0)	(2.7)
Leasehold buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	646.5	605.4
Ending balance	579.9	646.5	605.4
Leasehold buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,178.9	1,075.0
Additions	88.3	75.8
New acquisitions	0.8	0.5
Disposals	(155.9)	(62.1)
Exchange adjustments	51.0	(89.7)
Ending balance	1,061.1	1,178.9	1,075.0
Leasehold buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(532.4)	(469.6)
Charge for the year	70.5	74.0
Impairment charges included within restructuring costs	52.2	9.1
Disposals	144.9	63.5
Exchange adjustments	(29.0)	43.2
Ending balance	(481.2)	(532.4)	(469.6)
Fixtures, fittings and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	85.0	77.6
Ending balance	74.6	85.0	77.6
Fixtures, fittings and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	164.8	149.5
Additions	17.1	32.1
New acquisitions	0.0	0.2
Disposals	(51.0)	(40.0)
Exchange adjustments	11.5	(23.0)
Ending balance	119.4	164.8	149.5
Fixtures, fittings and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(79.8)	(71.9)
Charge for the year	24.9	26.5
Impairment charges included within restructuring costs	2.7	0.6
Disposals	48.4	36.7
Exchange adjustments	(14.2)	17.5
Ending balance	(44.8)	(79.8)	(71.9)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	138.7	111.5
Ending balance	130.4	138.7	111.5
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	446.7	391.8
Additions	65.0	86.6
New acquisitions	0.0	0.6
Disposals	(95.6)	(72.1)
Exchange adjustments	26.3	(39.8)
Ending balance	389.8	446.7	391.8
Computer equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(308.0)	(280.3)
Charge for the year	68.7	65.7
Impairment charges included within restructuring costs	0.9	0.1
Disposals	94.1	71.1
Exchange adjustments	(24.1)	33.0
Ending balance	£ (259.4)	£ (308.0)	£ (280.3)